Statement of compliance - Error in recording of product exchange contracts (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income statement
Turnover	R 289,696	R 272,746	R 201,910
Materials, energy and consumables used	(152,297)	(123,999)	(85,370)
Earnings before interest and tax (EBIT)	21,520	61,417	16,619
Statement of cash flows
Cash receipts from customers	298,698	263,332	194,712
Cash paid to suppliers and employees	(234,061)	(207,194)	(149,598)
Cash generated by operating activities	R 64,637	56,138	R 45,114
Previously reported
Income statement
Turnover		275,738
Materials, energy and consumables used		(126,991)
Earnings before interest and tax (EBIT)		61,417
Statement of cash flows
Cash receipts from customers		266,324
Cash paid to suppliers and employees		(210,186)
Cash generated by operating activities		56,138
Revision
Income statement
Turnover		(2,992)
Materials, energy and consumables used		2,992
Statement of cash flows
Cash receipts from customers		(2,992)
Cash paid to suppliers and employees		R 2,992